Right-of-use assets - Carrying amounts of lease liabilities and the movements during the period (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Right-of-use assets.
Beginning balance	€ 21,205	€ 21,704
Additions	1,452	3,654
Interest expenses	584	865	€ 339	$ 339
Payments	(4,244)	(5,018)
Ending balance	18,997	21,205	€ 21,704
Current lease liabilities.	3,409	3,528
Non-current lease liabilities.	€ 15,588	€ 17,677